CONSOLIDATED BALANCE SHEETS (Parenthetical)(USD ($)) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 2,225	$ 1,898
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	35,132,127	34,739,315
Ordinary shares, shares outstanding	35,132,127	34,739,315